Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
License and other revenues
Operating expenses
Personnel expenses	306,922	83,982	333,097	473,188
Consulting expenses			23,655	177,751
Research and development	73,431	4,978	108,858	322,317
Amortization	98,378		49,189
General and administrative	488,522	25,231	242,931	134,322
Total operating expenses	967,253	114,191	757,730	1,107,578
Loss from operations	(967,253)	(114,191)	(757,730)	(1,107,578)
Other income (expense)
Interest expense	(11,653)		(3,513)	614
Change in fair value liability of warrants	(103,072)		(75,100)
Total Other income (expense), net	(114,725)		(78,613)	614
Loss before provision for income taxes	(1,081,978)	(114,191)	(836,343)	(1,106,964)
Provision for income taxes	800		800	1,600
Net loss	$ (1,082,778)	$ (114,191)	$ (837,143)	$ (1,108,564)
Net loss per share - basic and diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.38)
Weighted average shares outstanding	94,073,396	38,999,995	47,431,096	2,919,452